Supplemental Cash Flow information - Summary of Reconciliation of movements of liabilities to cash flows arising from financing activities (Detail) $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	$ 2,982.4
Proceeds	775.2
Payments	(1,174.1)
Cash flow from financing activities	(398.9)
Interest payment	(176.3)
Interest expense	177.5
Exchange rate variation and conversion adjustments	(19.7)
Addition - Lease Liabilities	38.3
Disposals - Lease Liabilities	(0.4)
Ending balance	2,602.9
Loan and financing [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	2,886.4
Proceeds	762.1
Payments	(1,142.2)
Cash flow from financing activities	(380.1)
Interest payment	(176.3)
Interest expense	171.7
Exchange rate variation and conversion adjustments	(10.6)
Current	113.8
Non-current	2,377.3
Ending balance	2,491.1
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	96.0
Payments	(18.8)
Cash flow from financing activities	(18.8)
Interest expense	5.8
Exchange rate variation and conversion adjustments	(9.1)
Addition - Lease Liabilities	38.3
Disposals - Lease Liabilities	(0.4)
Current	19.2
Non-current	92.6
Ending balance	111.8
Other debts [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	0.0
Proceeds	13.1
Payments	(13.1)
Cash flow from financing activities	0.0
Interest payment	0.0
Interest expense	0.0
Exchange rate variation and conversion adjustments	0.0
Addition - Lease Liabilities	0.0
Disposals - Lease Liabilities	0.0
Ending balance	$ 0.0